Stock Options and Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Dividend yield	0.00%	0.00%
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected volatility	100.00%	71.00%
Risk-free interest rate	1.10%	1.55%
Expected life (in years)	3 years	4 years 6 months
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected volatility	146.00%	185.00%
Risk-free interest rate	2.15%	1.70%
Expected life (in years)	6 years 9 months 18 days	8 years 2 months 12 days